Segment information - Results for the segments (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Time charter revenues	$ 34,696	$ 34,436	$ 69,472	$ 71,122
Total revenues	34,696	34,436	69,472	71,122
Operating expenses	(8,893)	(7,931)	(17,800)	(15,866)
Equity in earnings (losses) of joint ventures	3,267	6,475	14,341	(3,572)
Depreciation and amortization	(5,012)	(5,234)	(10,223)	(10,516)
Operating income (loss)	24,058	27,746	55,790	41,168
Gain (loss) on derivative instruments	0	0	0	0
Other financial income (expense), net	(10,195)	(6,646)	(16,373)	(13,632)
Income (loss) before tax	13,863	21,100	39,417	27,536
Income tax expense	(11,225)	(1,419)	(12,939)	(2,381)
Net income (loss)	2,638	19,681	26,478	25,155
Preferred unitholders' interest in net income	3,877	3,668	7,754	7,337
Limited partners' interest in net income (loss)	(1,239)	16,013	18,724	17,818
Vessels, net of accumulated depreciation	611,000		611,000		$ 619,620
Net investment in financing lease	271,828		271,828		274,257
Goodwill	251		251		251
Advances to joint ventures	4,285		4,285		4,153
Total assets	979,325		979,325		981,810
Accumulated earnings of joint ventures	24,030		24,030		9,690	$ 9,690
Expenditures for vessels & equipment					8
Expenditures for drydocking	1,590		1,590		0
Principal repayment direct financing lease	2,430		2,430		4,551
Amortization of above market & contract extension	687	759	1,366	1,664	3,052
Majority held FSRUs [Member]
Time charter revenues	34,696	34,436	69,472	71,122
Total revenues	34,696	34,436	69,472	71,122
Operating expenses	(7,272)	(6,616)	(14,257)	(12,846)
Equity in earnings (losses) of joint ventures	0	0	0	0
Segment EBITDA	27,424	27,820	55,215	58,276
Depreciation and amortization	(5,012)	(5,234)	(10,223)	(10,516)
Operating income (loss)	22,412	22,586	44,992	47,760
Gain (loss) on derivative instruments	0	0	0	0
Other financial income (expense), net	(6,090)	(2,236)	(8,204)	(4,781)
Income (loss) before tax	16,322	20,350	36,788	42,979
Income tax expense	(11,225)	(1,419)	(12,939)	(2,381)
Net income (loss)	5,097	18,931	23,849	40,598
Preferred unitholders' interest in net income	0	0	0	0
Limited partners' interest in net income (loss)	5,097	18,931	23,849	40,598
Vessels, net of accumulated depreciation	611,000		611,000		619,620
Net investment in financing lease	271,828		271,828		274,257
Goodwill	251		251		251
Advances to joint ventures	0		0		0
Total assets	966,884		966,884		969,278
Accumulated earnings of joint ventures	0		0		0
Expenditures for vessels & equipment					8
Expenditures for drydocking	1,590		1,590		0
Principal repayment direct financing lease	2,430		2,430		4,551
Amortization of above market & contract extension	687	759	1,366	1,664	3,052
Joint venture FSRUs [Member]
Time charter revenues	10,285	12,139	20,744	22,666
Total revenues	10,285	12,139	20,744	22,666
Operating expenses	(1,804)	(2,660)	(3,675)	(5,812)
Equity in earnings (losses) of joint ventures	0	0	0	0
Segment EBITDA	8,481	9,479	17,069	16,854
Depreciation and amortization	(2,489)	(2,490)	(4,980)	(4,984)
Operating income (loss)	5,992	6,989	12,089	11,870
Gain (loss) on derivative instruments	34	2,295	7,707	(9,490)
Other financial income (expense), net	(2,759)	(2,921)	(5,455)	(5,952)
Income (loss) before tax	3,267	6,363	14,341	(3,572)
Income tax expense	0	112	0	0
Net income (loss)	3,267	6,475	14,341	(3,572)
Preferred unitholders' interest in net income	0	0	0	0
Limited partners' interest in net income (loss)	3,267	6,475	14,341	(3,572)
Vessels, net of accumulated depreciation	237,284		237,284		242,226
Net investment in financing lease	0		0		0
Goodwill	0		0		0
Advances to joint ventures	0		0		0
Total assets	266,083		266,083		267,003
Accumulated earnings of joint ventures	0		0		0
Expenditures for vessels & equipment					75
Expenditures for drydocking	6		6		2
Principal repayment direct financing lease	0		0		0
Amortization of above market & contract extension	0	0	0	0	0
Other Segments [Member]
Time charter revenues	0	0	0	0
Total revenues	0	0	0	0
Operating expenses	(1,621)	(1,315)	(3,543)	(3,020)
Equity in earnings (losses) of joint ventures	0	0	0	0
Segment EBITDA	(1,621)	(1,315)	(3,543)	(3,020)
Depreciation and amortization	0	0	0	0
Operating income (loss)	(1,621)	(1,315)	(3,543)	(3,020)
Gain (loss) on derivative instruments	0	0	0	0
Other financial income (expense), net	(4,105)	(4,410)	(8,169)	(8,851)
Income (loss) before tax	(5,726)	(5,725)	(11,712)	(11,871)
Income tax expense	0	0	0	0
Net income (loss)	(5,726)	(5,725)	(11,712)	(11,871)
Preferred unitholders' interest in net income	0	0	0	0
Limited partners' interest in net income (loss)	(5,726)	(5,725)	(11,712)	(11,871)
Vessels, net of accumulated depreciation	0		0		0
Net investment in financing lease	0		0		0
Goodwill	0		0		0
Advances to joint ventures	4,285		4,285		4,153
Total assets	12,441		12,441		12,532
Accumulated earnings of joint ventures	50		50		50
Expenditures for vessels & equipment					0
Expenditures for drydocking	0		0		0
Principal repayment direct financing lease	0		0		0
Amortization of above market & contract extension	0	0	0	0	0
Total Segment Reporting [Member]
Time charter revenues	44,981	46,575	90,216	93,788
Total revenues	44,981	46,575	90,216	93,788
Operating expenses	(10,697)	(10,591)	(21,475)	(21,678)
Equity in earnings (losses) of joint ventures	0	0	0	0
Segment EBITDA	34,284	35,984	68,741	72,110
Depreciation and amortization	(7,501)	(7,724)	(15,203)	(15,500)
Operating income (loss)	26,783	28,260	53,538	56,610
Gain (loss) on derivative instruments	34	2,295	7,707	(9,490)
Other financial income (expense), net	(12,954)	(9,567)	(21,828)	(19,584)
Income (loss) before tax	13,863	20,988	39,417	27,536
Income tax expense	(11,225)	(1,307)	(12,939)	(2,381)
Net income (loss)	2,638	19,681	26,478	25,155
Preferred unitholders' interest in net income	0	0	0	0
Limited partners' interest in net income (loss)	2,638	19,681	26,478	25,155
Vessels, net of accumulated depreciation	848,284		848,284		861,846
Net investment in financing lease	271,828		271,828		274,257
Goodwill	251		251		251
Advances to joint ventures	4,285		4,285		4,153
Total assets	1,245,408		1,245,408		1,248,813
Accumulated earnings of joint ventures	50		50		50
Expenditures for vessels & equipment					83
Expenditures for drydocking	1,596		1,596		2
Principal repayment direct financing lease	2,430		2,430		4,551
Amortization of above market & contract extension			1,366		3,052
Eliminations [Member]
Time charter revenues	(10,285)	(12,139)	(20,744)	(22,666)
Total revenues	(10,285)	(12,139)	(20,744)	(22,666)
Operating expenses	1,804	2,660	3,675	5,812
Equity in earnings (losses) of joint ventures	3,267	6,475	14,341	(3,572)
Depreciation and amortization	2,489	2,490	4,980	4,984
Gain (loss) on derivative instruments	(34)	(2,295)	(7,707)	9,490
Other financial income (expense), net	2,759	2,921	5,455	5,952
Income tax expense	0	(112)	0	0
Net income (loss)	0	0	0	0
Preferred unitholders' interest in net income	3,877	3,668	7,754	7,337
Limited partners' interest in net income (loss)	(3,877)	$ (3,668)	(7,754)	(7,337)
Vessels, net of accumulated depreciation	(237,284)		(237,284)		(242,226)
Net investment in financing lease	0		0		0
Goodwill	0		0		0
Advances to joint ventures	0		0		0
Total assets	(266,083)		(266,083)		(267,003)
Accumulated earnings of joint ventures	23,980		23,980		9,640
Expenditures for vessels & equipment					(75)
Expenditures for drydocking	(6)		(6)		(2)
Principal repayment direct financing lease	0		0		0
Amortization of above market & contract extension	$ 0		$ 0	$ 0	$ 0